Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans , Arising during the period	$ (1,799)	$ (55,060)	$ (184,186)	$ (75,893)
Unrealized gains or losses on financial assets at fair value through other comprehensive income, Arising during the period	47,502	1,454,018	0	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Arising during the period	(84)	(2,572)	0	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	(3,375)	(103,319)	1,221	2,459
Exchange differences on translation of foreign operations, Arising during the period		(47,417)	(5,975,203)	(1,815,947)
Unrealized gains or losses on available-for-sale financial assets, Arising during the period			1,224,344	(287,866)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period		(11,069)	604,675	(331,615)
Total other comprehensive income (loss), Arising during the period		1,234,581	(4,329,149)	(2,508,862)
Exchange differences on translation of foreign operations, Reclassification adjustments during the period		408	0	0
Unrealized gains or losses on available-for-sale financial assets, Reclassification adjustments during the period			(642,905)	(1,681,770)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period		(12,897)	102,302	0
Total other comprehensive income (loss), Reclassification adjustments during the period		(12,489)	(540,603)	(1,681,770)
Remeasurements of defined benefit pension plans, Before tax	(1,799)	(55,060)	(184,186)	(75,893)
Unrealized gains or losses on financial assets at fair value through other comprehensive income, Before tax	47,502	1,454,018	0	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Before tax	(84)	(2,572)	0	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	(3,375)	(103,319)	1,221	2,459
Exchange differences on translation of foreign operations, Before tax	(1,536)	(47,009)	(5,975,203)	(1,815,947)
Unrealized gains or losses on available-for-sale financial assets, Before tax	0	0	581,439	(1,969,636)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	(783)	(23,966)	706,977	(331,615)
Total other comprehensive income (loss), Before tax		1,222,092	(4,869,752)	(4,190,632)
Remeasurements of defined benefit pension plans, Income tax effect		32,647	31,311	12,899
Unrealized gains or losses on financial assets at fair value through other comprehensive income, Income tax effect		(419,198)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Income tax effect		514	0	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect		27,741	0	0
Exchange differences on translation of foreign operations, Income tax effect		(28,845)	59,838	(620)
Unrealized gains or losses on available-for-sale financial assets,Income tax effect			100,059	95,705
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect		659	(135,989)	58,577
Total other comprehensive income (loss), Income tax effect		(386,482)	55,219	166,561
Remeasurements of defined benefit pension plans, Net of tax		(22,413)	(152,875)	(62,994)
Unrealized gains or losses on financial assets at fair value through other comprehensive income, Net of tax		1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Net of tax		(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax		(75,578)	1,221	2,459
Exchange differences on translation of foreign operations, Net of tax		(75,854)	(5,915,365)	(1,816,567)
Unrealized gains or losses on available-for-sale financial assets, Net of tax			681,498	(1,873,931)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax		(23,307)	570,988	(273,038)
Total other comprehensive income (loss), net of tax	$ 27,299	$ 835,610	$ (4,814,533)	$ (4,024,071)